29. FINANCE INCOME AND EXPENSES (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
FINANCE INCOME
Income from financial investments		R$ 95	R$ 102		R$ 116
Interest on sale of energy		399	361		352
Monetary variations		42	30		19
Monetary variations - CVA (Note 14)		32	105		62
Monetary updating of escrow deposits		53	50		34
PIS/Pasep and Cofins charged on finance income	[1]	(96)	(128)		(68)
Gains on financial instruments - swap (Note 31)		1,753	998		893
Inflation adjustment in arbitration case					77
Borrowing costs paid by related parties		30	48		56
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS (Note 9)		42	1,580
Others		95	61		165
Finance income		2,445	3,207	[2]	1,706
FINANCE EXPENSES
Charges on loans and financings (Note 22)		(1,178)	(1,227)		(1,257)
Cost of debt - amortization of transaction cost (Note 22)		(15)	(38)		(33)
Foreign exchange variations - loans and financing (Note 22)		(1,742)	(226)		(582)
Foreign exchange variations - Itaipu		(47)	(13)		(29)
Monetary updating - loans and financings (Note 22)		(187)	(142)		(134)
Monetary updating - onerous concessions		(9)	(3)		(3)
Charges and monetary updating on post-employment obligations (Note 24)		(53)	(56)		(68)
Monetary updating - Lease liabilities (Note 19)		(27)	(34)
Finance income of P&D and PEE		(21)	(24)		(23)
Others		(71)	(84)		(95)
Finance costs		(3,350)	(1,847)	[2]	(2,224)
NET FINANCE INCOME (EXPENSES)		R$ (906)	R$ 1,360		R$ (518)

[1]	The PIS/Pasep and Cofins expenses apply to Interest on Equity.
[2]	See note 2.8.